UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [   ]; Amendment Number:
  This Amendment (Check only one):        [   ] is a restatement.
                                          [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Hahn Capital Management, LLC
Address:    601 Montgomery Street - Suite 840
            San Francisco, CA 94111

Form 13F File Number:  028-10195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       John D. Schaeffer
Title:      CFO
Phone:      415-394-6555

Signature, Place, and Date of Signing:

    /s/ John Schaeffer        San Francisco, CA          June 13, 2004
 ------------------------   ------------------------   ------------------------
       [Signature]               [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0
                                                     ------------

Form 13F Information Table Entry Total:                   33
                                                     ------------

Form 13F Information Table Value Total:              $  239,572
                                                     ------------
                                                      (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    None

                                          FORM 13F INFORMATION TABLE
                                            VALUE       SHARES/     SH/PUT/INVSTMT OTHER        VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASSCUSIP NO (X$1000)      PRN AMT     PRNCALLDSCRETNMANAGERS SOLE      SHARED     NONE
Allete                  COM      018522102  7474418     224457      SH      SOLE          224457       0         0
Barclay Russell Mid     COM      464287473   186308      1880       SH      SOLE           1880        0         0
Brinks Company          COM      109696104  9903559     289155      SH      SOLE          289155       0         0
Burlington Resource     COM      122014103 11869681     328073      SH      SOLE          328073       0         0
Charles River Labs      COM      159864107  4183565      85606      SH      SOLE          85606        0         0
Conseco                 COM      208464883  5290534     265856      SH      SOLE          265856       0         0
Edward Lifesciences     COM      28176E108  7805529     223975      SH      SOLE          223975       0         0
Gap (The)               COM      364760108  6956209     286854      SH      SOLE          286854       0         0
Grant Prideco           COM      38821G101  7462806     404269      SH      SOLE          404269       0         0
HCC Insurance Holdi     COM      404132102  8763276     262295      SH      SOLE          262295       0         0
IDEX Corporation        COM      45167R104  6652685     193673      SH      SOLE          193673       0         0
Imation                 COM      45245A107  6143808     144187      SH      SOLE          144187       0         0
Interpublic Group       COM      460690100  8133268     592372      SH      SOLE          592372       0         0
Jacobs Engineering      COM      469814107  7884624     200219      SH      SOLE          200219       0         0
Kinder Morgan Energ     COM      494550106  2414789      59346      SH      SOLE          59346        0         0
Kinder Morgan Manag     COM      49455U100  6836102     185915      SH      SOLE          185915       0         0
Kroger                  COM      501044101  5190786     285208      SH      SOLE          285208       0         0
La Quinta Corp          COM      50419U202  8259208     983239      SH      SOLE          983239       0         0
New York Times          COM      650111107  5477109     122503      SH      SOLE          122503       0         0
PMI Group               COM      69344M101 10919386     250905      SH      SOLE          250905       0         0
PartnerRe               COM      G6852T105  7596884     133913      SH      SOLE          133913       0         0
Pep Boys                COM      713278109  7993970     315344      SH      SOLE          315344       0         0
Pioneer Natural Res     COM      723787107  9095297     259273      SH      SOLE          259273       0         0
Prentiss Properties     COM      740706106  6294687     187789      SH      SOLE          187789       0         0
Principal Financial     COM      74251V102  7112719     204506      SH      SOLE          204506       0         0
Roper Industries        COM      776696106  2408861      42335      SH      SOLE          42335        0         0
Ross Stores             COM      778296103  8344517     311828      SH      SOLE          311828       0         0
Southtrust              COM      844730101  9460170     243756      SH      SOLE          243756       0         0
Southwest Airlines      COM      844741108  7813613     465928      SH      SOLE          465928       0         0
Tektronix               COM      879131100  8683503     255247      SH      SOLE          255247       0         0
Union Pacific           COM      907818108  6711667     112896      SH      SOLE          112896       0         0
Varian Medical Syst     COM      92220P105  7334082      92427      SH      SOLE          92427        0         0
Weatherford Interna     COM      947074100  4124441      91695      SH      SOLE          91695        0         0
Zebra Technnologies     COM      989207105  8789827     101032      SH      SOLE          101032       0         0

                                          239571888